Profit Appropriation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit Appropriation [Line Items]
Total amount of profits contributed to funds	$ 7.3	$ 12.0	$ 4.3
Total balance of profits contributed to funds	$ 70.3	$ 63.0
China Foreign Investment Enterprises Law [Member] | Minimum [Member]
Profit Appropriation [Line Items]
Required percentage of after-tax-profit under PRC GAAP to be set aside as a general reserve fund	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to general reserve fund	50.00%
China Company Law [Member] | Minimum [Member]
Profit Appropriation [Line Items]
Required percentage of after-tax-profit under PRC GAAP to be set aside as statutory surplus fund	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to statutory surplus fund	50.00%